CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 4,328	$ 15,394
Accounts receivables	41,275
Other receivable, net	2,763
Inventory	22,830
Prepaid Expense	73,930	$ 106
Total Current Assets	145,126	15,500
Property and Equipment, net	14,158	10,474	$ 0
Total Assets	159,284	25,974	0
CURRENT LIABILITIES:
Accounts payable	66,987	18,800	140,945
Advances - related parties	$ 19,672	$ 1,600	103,412
Accrued interest - related party			$ 46,135
Accrued expenses	$ 27,486
Accrued Tax		$ 4,067
Derivative Liability	$ 216,223	268,403
Payroll Liabilities		$ 4,503
Note payable-related party	$ 72,807
Debt related party	6,599
Total Current Liabilities	$ 409,774	$ 297,373	$ 290,492
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $.0001 par value 100,000,000 shares authorized, 171 shares issued and outstanding
Common stock, $.0001 par value, 800,000,000 shares authorized, 1,630,080 and 1,368,200 shares issued and outstanding at 2015 and 2014, respectively	$ 163	$ 151	$ 37
Capital in excess of par value	261,844,527	21,316,377	388,856
Accumulated Deficit	(262,108,838)	(21,593,649)	$ (679,385)
Non-Controlling Interest	13,658	5,722
Total Stockholders' Equity (Deficit)	(250,490)	(271,399)	$ (290,492)
Total Liabilities and Stockholders' Equity (Deficit)	$ 159,284	$ 25,974	$ 0